STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($)	4 Months Ended
	Dec. 31, 2020	Nov. 09, 2020	Oct. 27, 2020
Sale of 27,500,000 Units, net of underwriting discounts and offering costs	$ 259,285,712
Private Placement
Private Placement Warrants	5,000,000	333,333	4,666,667
Class A common stock | Common Stock
Sale of 27,500,000 Units, net of underwriting discounts and offering costs	$ 2,750